Accounts payable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Payable
European Union Allowance (EUA) payables	$ 15,316,000	$ 12,415,000
Suppliers	9,542,000	12,244,000
Accounts payable	$ 27,604,000	32,213,000
Accounts payable settlement days	90 days
Interest charged on accounts payable	$ 0
Other related parties
Accounts Payable
Related party payables	2,746,000	7,554,000
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Accounts Payable
Related party payables	1,781,000	2,979,000
Other related parties | Scorpio Services Holding Limited (SSH)
Accounts Payable
Related party payables	548,000	7,000
Other related parties | Amounts due to related party port agents
Accounts Payable
Related party payables	215,000	247,000
Other related parties | Scorpio MR Pool Limited
Accounts Payable
Related party payables	88,000	1,726,000
Other related parties | Scorpio Commercial Management S.A.M. (SCM)
Accounts Payable
Related party payables	62,000	250,000
Other related parties | Mercury Pool Limited
Accounts Payable
Related party payables	31,000	0
Other related parties | Scorpio LR2 Pool Limited
Accounts Payable
Related party payables	21,000	1,695,000
Other related parties | Amounts due to a related party bunker supplier
Accounts Payable
Related party payables	0	579,000
Other related parties | Carbon Emissions Manager
Accounts Payable
Related party payables	$ 0	$ 71,000